PREMISES AND EQUIPMENT (Tables)	12 Months Ended
Jun. 30, 2015
PREMISES AND EQUIPMENT
Schedule of premises and equipment
	June 30, 2015	June 30, 2014
Land	$1,425	$783
Buildings and improvements	7,891	4,644
Furniture, fixtures and equipment	3,430	1,400
Computer software	236	—
	12,982	6,827
Less: accumulated depreciation	(5,924)	(3,834)
	$7,058	$2,993